SEGMENT REPORTING - Information By Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 25, 2021	Sep. 25, 2021	Jun. 26, 2021	Mar. 27, 2021	Dec. 26, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Segment Reporting
Net sales	$ 2,016,805	$ 2,093,784	$ 2,700,541	$ 1,825,004	$ 1,393,708	$ 1,486,227	$ 1,242,001	$ 1,032,062	$ 8,636,134	$ 5,153,998	$ 4,416,009
Interest expense									13,814	9,311	8,700
Amortization expense									13,948	8,716	6,325
Depreciation									84,184	63,964	60,494
Segment earnings before income taxes									726,336	340,983	240,674
Segment assets	3,245,271				2,404,891				3,245,271	2,404,891	1,889,477
Capital expenditures									151,166	89,182	84,933
Intersegment net sales
Segment Reporting
Net sales									(838,254)	(540,039)	(437,257)
Corporate
Segment Reporting
Net sales									8,748	1,981	723
Interest expense									13,519	9,197	8,479
Amortization expense									214	46
Depreciation									25,765	23,384	22,116
Segment earnings before income taxes									(8,555)	(5,236)	(8,379)
Segment assets	579,890				770,112				579,890	770,112	450,299
Capital expenditures									40,622	32,604	31,050
Retail | Operating Segments
Segment Reporting
Net sales									3,418,337	2,167,122	1,498,710
Interest expense									98	2
Amortization expense									2,780	1,482	1,380
Depreciation									16,955	11,675	11,041
Segment earnings before income taxes									124,790	155,364	61,708
Segment assets	844,189				510,464				844,189	510,464	402,221
Capital expenditures									40,408	16,277	15,502
Retail | Intersegment net sales
Segment Reporting
Net sales									214,400	142,839	135,705
Industrial | Operating Segments
Segment Reporting
Net sales									2,148,142	1,072,117	1,085,635
Interest expense									12	22	108
Amortization expense									6,093	4,159	3,034
Depreciation									26,219	15,163	14,340
Segment earnings before income taxes									264,958	83,430	82,913
Segment assets	741,672				416,487				741,672	416,487	377,329
Capital expenditures									42,652	21,141	20,134
Industrial | Intersegment net sales
Segment Reporting
Net sales									85,954	45,217	45,010
Construction | Operating Segments
Segment Reporting
Net sales									2,698,434	1,695,684	1,637,156
Interest expense									1		16
Amortization expense									3,525	2,152	1,164
Depreciation									13,151	12,123	11,465
Segment earnings before income taxes									264,238	69,092	82,407
Segment assets	736,157				510,972				736,157	510,972	522,638
Capital expenditures									22,344	16,902	16,097
Construction | Intersegment net sales
Segment Reporting
Net sales									82,026	68,294	56,116
All Other | Operating Segments
Segment Reporting
Net sales									362,473	217,094	193,785
Interest expense									184	90	97
Amortization expense									1,336	877	747
Depreciation									2,094	1,619	1,532
Segment earnings before income taxes									80,905	38,333	22,025
Segment assets	$ 343,363				$ 196,856				343,363	196,856	136,990
Capital expenditures									5,140	2,258	2,150
All Other | Intersegment net sales
Segment Reporting
Net sales									$ 455,874	$ 283,689	$ 200,426